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                                                                       1933 Act
                                                                    Rule 497(j)

October 1, 2008                                                      VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: PHLVIC Variable Universal Life Account
    PHL Variable Insurance Company
    Registration Nos. 333-143656 and 811-09065

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information does not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-6 pursuant to Rule 485(b) on September 26, 2008.

If you have any questions concerning this filing, please call the undersigned at 860/403-5134.

Very truly yours,


/s/ Karen A. Peddle
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Karen A. Peddle
Director,
Life & Annuity
SEC/State Compliance
Phoenix Life Insurance Company